April 23, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Prudential Discovery Premier Group Variable Contract Account

(File No. 811-09799)

Discovery Premier Group Retirement Annuity

(File No. 333-95637)

Dear Commissioners:

On behalf of Prudential Insurance Company of America and Prudential Discovery Premier Group Variable Contract Account (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), information concerning the filing with the Commission of the annual reports of the underlying mutual funds within this group variable annuity.

In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the funds and portfolios specified below:

1.	Filer/Entity:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Registration No.:	811-07452
	CIK No.:	0000896435
	Accession No.:	0001193125-14-075582
	Date of Filing:	2014-02-28

	Share Class:	Series I

Invesco V.I. Core Equity Fund
Invesco V.I. Mid Cap Growth Fund
Invesco V.I. Government Securities Fund
Invesco V.I. International Growth Fund

2.	Filer/Entity:	AllianceBernstein Variable Products Series Fund, Inc.
	Registration No.:	811-05398
	CIK No.:	0000825316
	Accession No.:	0001193125-14-064406
	Date of Filing:	2014-02-24

	Share Class:	Class A

AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small Cap Growth Portfolio

3.	Filer/Entity:	American Century Variable Portfolios, Inc.
	Registration No.:	811-05188
	CIK No.:	0000814680
	Accession No.:	0001437749-14-002825
	Date of Filing:	2014-02-26

	Share Class:	Class I

VP Income & Growth Fund

4.	Filer/Entity:	Davis Variable Account Fund, Inc.
	Registration No.:	811-09293
	CIK No.:	0001084060
	Accession No.:	0001084060-14-000002
	Date of Filing:	2014-02-24

	Share Class:	N/A

Davis Value Portfolio

6.	Filer/Entity:	Delaware VIP® Trust
	Registration No.:	811-05162
	CIK No.:	0000814230
	Accession No:	0001206774-14-000795
	Date of Filing:	2014-03-07

	Share Class:	Standard

Delaware VIP® Emerging Markets Series

7.	Filer/Entity:	The Dreyfus Socially Responsible Growth Fund, Inc.
	Registration No.:	811-07044
	CIK No.:	0000890064
	Accession No.:	0000890064-14-000001
	Date of Filing:	2014-02-14

	Share Class:	Initial

The Dreyfus Socially Responsible Growth Fund, Inc.

8.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
	Registration No.:	811-05583
	CIK No.:	0000837274
	Accession No.:	0001193125-14-084626
	Date of Filing:	2014-03-05

	Share Class:	Class 1

Franklin Small-Mid Cap Growth Securities Fund
Templeton Foreign Securities Fund

9.	Filer/Entity:	Janus Aspen Series
	Registration No.:	811-07736
	CIK No.:	0000906185
	Accession No.:	0000950123-14-002902
	Date of Filing:	2014-02-28

	Share Class:	Institutional

Enterprise Portfolio
Global Research Portfolio

10.	Filer/Entity:	MFS Variable® Insurance Trust
	Registration No.:	811-08326
	CIK No.:	0000918571
	Accession No.:	0001193125-14-074886
	Date of Filing:	2014-02-28

	Share Class:	Initial

MFS® Growth Series
MFS® Investors Growth Stock Series
MFS® Investors Trust Series
MFS® Research Bond Series
MFS® Total Return Series

11.	Filer/Entity:	PIMCO Variable Insurance Trust
	Registration No.:	811-08399
	CIK No.:	0001047304
	Accession No.:	0001193125-14-077135
	Date of Filing:	2014-02-28

	Share Class:	Administrative

PIMCO Short-Term Portfolio

12.	Filer/Entity:	The Prudential Series Fund
	Registration No.:	811-03623
	CIK No.:	0000711175
	Accession No.:	0001193125-14-073297
	Date of Filing:	2014-02-27

	Share Class:	Class I

Conservative Balanced Portfolio
Diversified Bond Portfolio
Equity Portfolio
Flexible Managed Portfolio
Global Portfolio
Government Income Portfolio
High Yield Bond Portfolio

Jennison Portfolio
Jennison 20/20 Focus Portfolio
Money Market Portfolio
Small Capitalization Stock Portfolio
Stock Index Portfolio
Value Portfolio

13.	Filer/Entity:	T. Rowe Price Equity Series, Inc.
	Registration No.:	811-07143
	CIK No.:	0000918294
	Accession No.:	0001206774-14-000568
	Date of Filing:	2014-02-19

	Share Class:	N/A

T. Rowe Price Equity Income Portfolio

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague
Vice President & Corporate Counsel